Fees And Commissions Income (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Fees And Commissions [Line Items]
Fees and commissions income	¥ 1,099,963	¥ 1,128,358	¥ 1,139,543
Trust Fees [Member]
Fees And Commissions [Line Items]
Fees and commissions income	95,037	100,519	107,175
Fees On Funds Transfer And Service Charges For Collections [Member]
Fees And Commissions [Line Items]
Fees and commissions income	139,840	142,459	145,865
Fees And Commissions On International Business [Member]
Fees And Commissions [Line Items]
Fees and commissions income	57,688	58,462	61,201
Fees And Commissions On Credit Card Business [Member]
Fees And Commissions [Line Items]
Fees and commissions income	149,946	146,570	137,394
Service Charges On Deposits [Member]
Fees And Commissions [Line Items]
Fees and commissions income	18,216	22,169	27,420
Fees And Commissions On Securities Business [Member]
Fees And Commissions [Line Items]
Fees and commissions income	128,436	138,868	129,730
Fees On Real Estate Business [Member]
Fees And Commissions [Line Items]
Fees and commissions income	23,610	22,593	19,876
Insurance Commissions [Member]
Fees And Commissions [Line Items]
Fees and commissions income	33,686	27,466	22,869
Fees And Commissions On Stock Transfer Agency Services [Member]
Fees And Commissions [Line Items]
Fees and commissions income	49,283	51,926	53,040
Guarantee Fees [Member]
Fees And Commissions [Line Items]
Fees and commissions income	58,393	64,347	70,489
Fees On Investment Funds Business [Member]
Fees And Commissions [Line Items]
Fees and commissions income	126,601	130,402	127,329
Other Fees And Commissions [Member]
Fees And Commissions [Line Items]
Fees and commissions income	¥ 219,227	¥ 222,577	¥ 237,155